Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trading securities:
Fair Value	$ 6,111,129	$ 5,595,625
Cost	2,079,228	7,219,439
Unrealized (loss) gain in profit and loss	4,031,901	(1,623,814)
Net realized gain on short-term investments	1,021,043	3,075,014
Level 1
Trading securities:
Unrealized (loss) gain in profit and loss		(1,623,814)
Level 3
Trading securities:
Unrealized (loss) gain in profit and loss	(27,077)
Fair Value, Equity securities without readily determinable fair value	2,807
Cost, Equity securities without readily determinable fair value	29,884
Equity Securities without Readily Determinable Fair Value, Carrying Value	3,519,182
Investment product [Member] | Level 1
Trading securities:
Unrealized (loss) gain in profit and loss	4,058,978
REITs [Member] | Level 1
Trading securities:
Fair Value		2,076,443
Cost		3,700,257
Unrealized (loss) gain in profit and loss		(1,623,814)
REITs [Member] | Level 3
Trading securities:
Fair Value		3,519,182
Cost		3,519,182
Unrealized (loss) gain in profit and loss		$ 0
Equity securities [Member] | Level 1
Trading securities:
Fair Value	6,108,322
Cost	$ 2,049,344